Derivative Financial Instruments Activity of Hedging Instruments in Accumulated OCI (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net unrealized gain (loss) on hedging instruments at beginning	$ (10,034)	$ (30,300)
Unrealized gain (loss) on derivative instruments	1,909	(2,930)	(6,776)
Unrealized gain (loss) on a nonderivative net investment hedging instrument	(8,866)	15,825	(2,364)
Realized (gains) losses reclassified into net income (loss)	2,611	7,371	8,612
Net unrealized gain (loss) on hedging instruments at end	$ (14,380)	$ (10,034)	$ (30,300)